EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
As of December 31, 2017, and 2018 the Company’s share capital is composed of ordinary shares, as follows:

	Number of Ordinary Shares
	December 31,
	2017	2018

Authorized share capital	250,000,000	250,000,000

Issued and paid-up share capital	105,063,437	114,933,144

	In USD and NIS
	December 31,
	2017	2018

Authorized share capital (in NIS)	25,000,000	25,000,000

Issued and paid-up share capital (in NIS)	10,506,344	11,493,314

Issued and paid-up share capital (in USD)	2,836,139	3,109,746

Schedule of Amounts Outstanding Under Employee Share Incentive Plan
The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2016		2017		2018
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	3,500,262	8.7	4,557,927	6.5	10,651,097	4.4
Granted	2,505,684	3.8	7,292,560	3.5	2,853,080	2.8
Forfeited and expired	(1,435,990)	7.2	(1,164,961)	6.5	(1,649,090)	4.0
Exercised	(12,029)	0.4	(34,429)	0.2	(395,390)	0.4
Outstanding at end of year*	4,557,927	6.5	10,651,097	4.4	11,459,697	4.2
Exercisable at end of year	1,786,209	9.4	2,356,948	7.6	4,489,816	5.9

*
As of the December 31, 2016, 2017 and 2018, includes 222,428, 1,178,128 and 1,163,018 PSUs at an exercise price of 0.10 NIS (par value of ordinary shares), for which performance obligations have not been met.

Schedule of Options Outstanding by Exercise Price Range
Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	Year ended December 31,
	2016		2017		2018
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 5.00	1,979,244	8.2	8,642,472	8.2	9,631,342	8.2
5.01-10.00	1,522,800	4.3	1,213,225	5.9	1,089,875	4.3
10.01-20.00	1,037,436	2.7	795,400	4.7	738,480	3.3
20.01-55.00	18,448	0.5	-	-	-	-
	4,557,927	5.5	10,651,097	7.8	11,459,697	7.5

Schedule of Assumptions Used to Value Options
The fair value of equity instruments granted to employees through December 31, 2018 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2016	2017	2018
Expected dividend yield	0%	0%	0%
Expected volatility	66%	63%	61%
Risk-free interest rate	2%	2%	3%
Expected life of options (in years)	6	6	6